COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies [Line Items]
Loss Contingency, Loss in Period	$ 5,000,000
Lease Expiration Period	2017
Operating Leases, Rent Expense, Net	$ 370,460	$ 433,720